Income Tax (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax [Abstract]
Loss before income taxes	$ (11,853,527)	$ (6,810,454)	$ (13,049,031)
Tax loss at the PRC statutory tax rate of 25%	(2,874,005)	(1,564,147)	(3,392,837)
Non-deductible items	5,013,636	6,637,818	1,701,180
Non-taxable items	(3,538,631)	(3,789,956)	(662,512)
Change in valuation allowance	1,054,992	823,970	2,159,518
Effect of different tax rates in other jurisdictions	17,221	410	6,015
Effect of 15% preferential rate for certain PRC subsidiaries	252,778	(2,108,095)	188,636
Income tax expense	$ 74,009